WARRANTS (Tables)	12 Months Ended
Feb. 29, 2016
Warrants Tables
Warrants issued and outstanding

The following table summarizes common stock purchase warrants issued and outstanding:

	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at February 28, 2015	580,604	$17.81	$72,250	3.33
Granted	354,000	9.68	-	-
Cancelled/Expired	21,090	22.19	-	-
Outstanding at February 29, 2016	913,514	$14.56	$-	3.14

Warrants exercisable

Warrants exercisable at February 29, 2016 are:

Exercise Prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$8.25	163,107	4.63	163,107
$10.20	14,668	0.71	14,668
$10.50	344,005	4.09	344,005
$13.65	99,826	0.92	99,826
$15.00	556	4.25	556
$18.75	695	4.25	695
$21.00	38,006	0.68	38,006
$22.50	219,754	2.28	219,754
$31.50	29,830	2.12	29,830
$37.50	1,733	1.87	1,733
$45.00	1,334	0.92	1,334
	913,514		913,514